Equity-Based Compensation - 2011 Equity Incentive Plan Fair Value Measurements (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of expected time to exit (years)		3 years 6 months
Range of volatilities, Minimum	55.00%		55.00%
Range of volatilities, Maximum	63.09%		63.09%
Range of risk-free interest rates, Minimum	1.33%		1.33%
Range of risk-free interest rates, Maximum	1.62%		1.62%
Equity-based compensation	$ 988	$ 0	$ 2,267
Tax benefit from options exercised			$ 3
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of expected time to exit (years)			5 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of expected time to exit (years)			3 years
2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of volatilities, Minimum	55.00%		55.00%
Range of volatilities, Maximum	63.09%		63.09%
Range of risk-free interest rates, Minimum	1.33%		1.33%
Range of risk-free interest rates, Maximum	2.51%		2.51%
Equity-based compensation	$ 7		$ 22
Tax benefit from options exercised	$ 1		$ 5
2011 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of expected time to exit (years)	5 years		5 years
2011 Equity Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of expected time to exit (years)	3 years		3 years